Note Premises and equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment
Property, Plant and Equipment, Gross	$ 936,951	$ 895,844
Less - Accumulated depreciation and amortization	533,930	512,094
Subtotal	403,021	383,750
Construction in progress	32,334	30,777
Premises and equipment, net	555,874	535,046
Total premises and equipment, net	569,808	547,142
Land
Property, Plant and Equipment
Property, Plant and Equipment, Gross	120,519	120,519
Building
Property, Plant and Equipment
Property, Plant and Equipment, Gross	$ 515,985	498,208
Building | Maximum
Property, Plant and Equipment
Useful life in years	50 years
Building | Minimum
Property, Plant and Equipment
Useful life in years	10 years
Equipment
Property, Plant and Equipment
Property, Plant and Equipment, Gross	$ 336,722	319,394
Equipment | Maximum
Property, Plant and Equipment
Useful life in years	10 years
Equipment | Minimum
Property, Plant and Equipment
Useful life in years	2 years
Leasehold improvements
Property, Plant and Equipment
Property, Plant and Equipment, Gross	$ 84,244	78,242
Leasehold improvements | Maximum
Property, Plant and Equipment
Useful life in years	10 years
Leasehold improvements | Minimum
Property, Plant and Equipment
Useful life in years	3 years
Buildings under capital leases
Property, Plant and Equipment
Other premises and equipment	$ 28,264	24,903
Less - Accumulated amortization	14,330	12,807
Other premises and equipment, net	$ 13,934	$ 12,096
Buildings under capital leases | Maximum
Property, Plant and Equipment
Useful life in years	20 years
Buildings under capital leases | Minimum
Property, Plant and Equipment
Useful life in years	7 years